Financial instruments	6 Months Ended
Dec. 31, 2020
Financial instruments
Financial instruments

Financial instruments

Fair value

Fair value is determined using valuation techniques as outlined unless the instrument is listed in an active market. Where possible, inputs are based on quoted prices and other market determined variables.

Fair value hierarchy

The table below represents significant financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December 2020. This includes the US dollar bonds, interest rate swap, ethane swap, Brent crude oil put options, Brent crude oil zero-cost collars and zero-cost foreign exchange collars which were considered to be significant financial instruments for the group based on the amounts recognised in the statement of financial position and the fact that these instruments are traded in an active market. The calculation of fair value requires various inputs into the valuation methodologies used. The source of the inputs used affects the reliability and accuracy of the valuations. Significant inputs have been classified into the hierarchical levels in line with IFRS 13.

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs other than quoted prices that are observable for the asset or liability (directly or indirectly).
Level 3	Inputs for the asset or liability that are unobservable.

		Half year		Full year
		31 Dec 20		30 Jun 20
	IFRS 13 fair value	Carrying value	Fair value	Carrying value	Fair value
Instrument	hierarchy	Rm	Rm	Rm	Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	50 373	52 710	56 760	50 701	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities¹	Level 2	2 237	2 237	7 078	7 078	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US dollar swap curve, as appropriate
Derivative financial liabilities²	Level 3	668	668	2 168	2 168	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI and US labour index forecast, US dollar and Rand treasury curves, Rand zero swap discount rate

1	Includes derivative financial assets of R1,2 billion (2020: R0,6 billion) and derivative financial liabilities of R3,4 billion (2020: R7,7 billion). Refer to foot note 3 on page 1
2	Relates to the embedded derivative contained in the Oxygen Train 17 service contract with Air Liquide. Refer to foot note 3 on page 1

For all other financial instruments, fair value approximates carrying value.